Income Taxes (Tables)	3 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expense
Three-month ended March 31,	2026	2025
Current tax expense (recovery)	$2,185	$2,432
Deferred tax expense (recovery)	(11,536)	(1,514)
Tax expense (recovery)	$(9,351)	$918

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Three-month ended March 31,	2026	2025
Income (loss) before income taxes	$(160,300)	$(50,539)
Multiplied by the statutory income tax rates	26.39%	26.39%
	(42,303)	(13,337)
Income tax recorded at rates different from the Canadian tax rate	(339)	(1,187)
Permanent differences	15,321	11,107
Effect of temporary differences not recognized as deferred tax assets	19,717	3,540
Foreign taxes	—	535
Impact of foreign exchange	(1,747)	260
Tax expense (recovery)	$(9,351)	$918
Effective income tax rate	5.83%	(1.82)%